Accruals, deferred income and other liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accruals and deferred income		$ 16,814	$ 12,605
Settlement accounts		28,423	18,178
Cash collateral and margin payables		56,832	70,298
Endorsements and acceptances		7,911	8,379
Employee benefit liabilities (Note 5)		1,160	1,096
Reinsurance contract liabilities		819	748
Lease liabilities		2,813	2,767
Other liabilities		21,834	20,242	$ 2,634,873
Accruals, deferred income and other liabilities	[1]	136,606	134,313	$ 115,900
Financial liabilities at amortised cost		$ 129,401	$ 125,957

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.